Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000003511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VALUE FUND (TWEBX)
Accumulated Value	$ 10,000		$ 11,657	$ 12,612	$ 13,293	$ 10,972	$ 14,876	$ 15,672	$ 15,944	$ 18,392	$ 18,781	$ 22,251
C000003512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL VALUE FUND (TBGVX)
Accumulated Value	10,000		11,548	12,220	12,601	10,502	14,166	14,784	15,070	16,726	17,494	20,862
C000050916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Accumulated Value	10,000		11,304	12,839	13,153	10,909	14,596	14,884	14,542	16,199	16,708	18,651
C000080766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Accumulated Value	10,000		11,117	12,461	12,223	9,663	13,614	13,767	14,041	15,409	15,740	18,737
MSCI World 100 Hedged to U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World 100% Hedged to U.S.$ Index
Accumulated Value	10,000		11,759	13,007	13,992	12,768	19,313	21,605	20,625	26,239	28,257	33,501
MSCI World Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (in U.S.$)
Accumulated Value	10,000		11,477	13,036	13,560	12,151	18,716	20,610	19,163	23,975	25,662	30,512
MSCI EAFE Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (in U.S.$)
Accumulated Value	10,000		11,167	12,820	12,344	10,569	15,279	15,457	15,244	17,579	18,437	22,359
MSCI EAFE Index Hedged to U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Hedged to U.S.$)
Accumulated Value	10,000		11,891	12,731	13,399	12,022	16,559	17,731	18,989	23,235	24,807	29,792
MSCI World High Dividend Yield Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World High Dividend Yield Index (in U.S.$)
Accumulated Value	$ 10,000		$ 11,154	$ 12,051	$ 12,690	$ 11,075	$ 15,027	$ 16,441	$ 15,886	$ 17,994	$ 19,621	$ 22,745